Provisions, contingent liabilities, contingent assets and credit commitments (Tables)	12 Months Ended
Sep. 30, 2022
Provisions, contingent liabilities, contingent assets and credit commitments
Schedule of changes in provisions

		Annual
		leave	Litigation	Provision for			Compliance,
	Long	and other	and non-	ECL	Lease	Restructuring	regulation and
	service	employee	lending	on credit	restoration	and other	remediation
$m	leave	benefits	losses	commitments	obligations	provisions	provisions	Total
Consolidated
Balance as at 30 September 2021	531	803	117	401	201	376	1,142	3,571
Additions	86	1,166	100	79	23	250	285	1,989
Utilisation	(55)	(1,002)	(102)	-	(16)	(228)	(755)	(2,158)
Reversal of unutilised provisions	(111)	(45)	(32)	(61)	-	(43)	(159)	(451)
Balances reclassified to liabilities held for sale (Note 38)	(1)	-	-	-	-	-	-	(1)
Balance as at 30 September 2022	450	922	83	419	208	355	513	2,950
Parent Entity
Balance as at 30 September 2021	508	739	114	352	172	373	996	3,254
Additions	101	1,116	91	79	23	228	208	1,846
Utilisation	(59)	(965)	(92)	-	(16)	(236)	(641)	(2,009)
Reversal of unutilised provisions	(110)	(45)	(31)	(47)	-	(25)	(128)	(386)
Balance as at 30 September 2022	440	845	82	384	179	340	435	2,705

Summary of undrawn credit commitments and maturity analysis

Undrawn credit commitments excluding derivatives are as follows:

	Consolidated		Parent Entity
$m	2022	2021	2022	2021
Undrawn credit commitments
Letters of credit and guarantees[1]	11,868	11,323	11,324	10,796
Commitments to extend credit[2]	188,183	188,768	165,260	163,685
Other	48	-	48	-
Total undrawn credit commitments[3]	200,099	200,091	176,632	174,481

1.

Standby letters of credit are undertakings to pay, against presentation documents, an obligation in the event of a default by a customer. Guarantees are unconditional undertakings given to support the obligations of a customer to third parties. The Group may hold cash as collateral for certain guarantees issued.

2.

Commitments to extend credit include all obligations on the part of the Group to provide credit facilities. As facilities may expire without being drawn upon, the notional amounts do not necessarily reflect future cash requirements. In addition to the commitments disclosed above, at 30 September 2022 the Group had offered $10.4 billion (2021: $9.7 billion) of facilities to customers, which had not yet been accepted.

3.	There is nil (2021: $0.8 billion) undrawn credit commitments related to facilities which are held for sale.